Property and Equipment, Net - Depreciation Expense on Property and Equipment,Including Leased Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Useful Life And Values [Abstract]
Depreciation expense	$ 4,189	$ 3,636	$ 2,085